IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Please add the following to the end of Appendix B:
“Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing and redeeming Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
■	Shares purchased through a Raymond James investment advisory program;
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement);
■	A shareholder in the Fund's Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of Raymond James.
CDSC Waivers on A, B and C Shares Available at Raymond James
■	Death or disability of the shareholder;
■	Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus;
■	Return of excess contributions from an IRA Account;
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the fund's prospectus;
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James;
■	Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation
■	Breakpoints as described in this prospectus;
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.”

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED EQUITY FUNDS
Federated Clover Small Value Fund
Federated International Strategic Value Divided Fund
Federated Prudent Bear Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED HIGH YIELD TRUST
Federated Equity Advantage Fund
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Real Return Bond Fund
Federated Short-Term Income Fund
FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund

FEDERATED MUNICIPAL BOND FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
December 26, 2018

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454568 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.